FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets and liabilities recorded at fair value
Measurement of financial leveraging index

	12/31/2018	12/31/2017
Total loans and financing	54,372,798	45,121,791
(-) Cash and cash equivalents and marketable securities	7,285,289	8,048,472
Net debt	47,087,509	37,073,319
(+) Total net equity	56,008,948	42,736,588
Total capital	103,096,457	79,809,907
Financial leverage index	46%	46%

Schedule of classification by Category of Financial Instruments

The accounting balances of certain financial assets and liabilities represent a reasonable approximation to fair value. The Company uses the following classification to classify its financial instruments and respective levels:

	Level Classification 12/31/2018		Classification 12/31/2017	12/31/2018	12/31/2017
FINANCIAL ASSETS (Current / Non-Current)

Amortized Cost				28,349,513	79,153,017
Financial asset - Transmission (RBSE) (*)	3	—	Loans and receivables	—	38,238,015
Financial asset - Transmission (*)	3	—	Loans and receivables	—	11,623,493
Financial asset - Receivable amounts Parcel A (**)	2	Amortized Cost	Loans and receivables	—	832,013
Financial asset - Generation	2	Amortized Cost	Loans and receivables	3,836,794	4,659,487
Loans and financing	2	Amortized Cost	Loans and receivables	13,874,941	10,266,851
Reimbursement rights	2	Amortized Cost	Loans and receivables	6,256,311	8,076,826
Customers	2	Amortized Cost	Loans and receivables	4,087,634	5,124,744
Marketable securities	2	Amortized Cost	Held until maturity	293,833	331,588

(*) The company reclassified the financial asset with a contract asset, further explanations can be observed in note 3.1.2; and
(**) The financial assets related to Parcel A were classified as assets held for sale, according to note 46.

Fair Value				46,890,894	12,093,889
Marketable securities	2	Fair value through profit or loss	Measured at fair value through profit or loss	6,408,104	6,924,632
Financial asset - Transmission (RBSE)	3	Fair value through profit or loss	—	36,277,549	—
Financial asset - Distribution (*)	2	Fair value through profit or loss	Available for sale	1,803,717	2,532,115
Investments (Equity Holdings)	1	Fair value through Other Comprehensive Income	Available for sale	1,447,150	1,418,659
Cash and cash equivalents	2	Fair value through profit or loss	Loans and receivables	583,352	792,252
Derivative Financial Instruments	2	Fair value through profit or loss	Fair value	371,022	426,231

(*) The financial assets of the distribution segment were classified as assets held for sale, according to note 46.

FINANCIAL LIABILITIES (Current / Non-Current)

Amortized Cost				60,513,440	67,431,966
Loans and financing	2	Amortized Cost	Amortized Cost	54,372,798	45,121,791
Suppliers	2	Amortized Cost	Amortized Cost	3,377,105	18,239,097
Reimbursement obligations	2	Amortized Cost	Amortized Cost	1,250,619	2,455,176
Commercial leasing	2	Amortized Cost	Amortized Cost	976,115	1,077,820
Debentures	2	Amortized Cost	Amortized Cost	266,474	268,022
Debentures (Banco Amazônia)	2	Amortized Cost	Amortized Cost	201,754	202,757
Concessions payable UBP	2	Amortized Cost	Amortized Cost	68,575	67,303

Fair Value				26,421	42,060
Derivative Financial Instruments	2	Fair value through profit or loss	Fair value	25,493	39,885
Derivative financial instruments - Hedge	2	Fair value through profit or loss	Fair value	928	2,175

The value of principal and remaining term for outstanding interest rate swap contracts

		Amounts
		contracted	Charges		Fair values
Type	Transaction	(notional)	used	Due date	12/31/2018	12/31/2017
Libor X Pre-tax	11/2012	75,000	1.6285%	11/27/2020	1,328	998
Libor X Pre-tax	10/2012	25,000	1.6295%	11/27/2020	442	332
Libor X Pre-tax	09/2012	25,000	1.6795%	11/27/2020	425	300
Libor X Pre-tax	03/2011	50,000	3.2780%	08/10/2020	(292)	(1,238)
Libor X Pre-tax	04/2011	100,000	3.3240%	08/10/2020	(636)	(2,567)
	TOTAL	275,000			1,267	(2,175)

				Current assets	2,195	1,630
				Current liabilities	(928)	(3,805)

The ratio between the designated debts in hedge relations and the future disbursements of contracts indexed to libor

	2019	2020
Protected value / Future disbursements (%)	51.22%	33.11%

Contract details

Contract dates
Customer	Initial	Final	Volume in Average Megawatts (MW)
Albrás	07/01/2004	12/31/2024	750 until 12/31/2006 and 800 from 01/01/2007

Schedule of maturity of long-term portion of loans and financing

	12/31/2018
	Payment flow
	Up to 1 year	From 1 to 2 years	From 2 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES (Current / Non-Current)
Measured at amortized cost	15,132,228	18,849,860	8,968,042	14,980,746	57,930,875
Loans and financing	10,385,810	18,107,879	8,636,012	14,717,910	51,847,610
Suppliers	3,303,173	—	16,555	—	3,319,728
Reimbursement obligations	1,250,619	—	—	—	1,250,619
Commercial leasing	152,122	304,244	304,243	215,506	976,115
Debentures	36,073	432,155	—	—	468,228
Concessions payable UBP	4,431	5,582	11,232	47,330	68,575
Measured at fair value through profit or loss	962	25,459	—	—	26,421
Derivative financial instruments	962	25,459	—	—	26,421

	12/31/2017
	Payment flow
	Up to 1 year	From 1 to 2 years	From 2 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES (Current / Non-Current)
Measured at amortized cost	19,495,221	16,848,882	20,617,858	22,863,703	79,825,663
Loans and financing	7,325,949	12,521,043	17,811,981	19,856,515	57,515,487
Suppliers	10,443,752	2,681,872	2,504,559	2,608,914	18,239,097
Reimbursement obligations	1,392,542	1,062,634	—	—	2,455,176
Commercial leasing	145,324	290,648	290,648	351,200	1,077,820
Debentures	183,432	287,347	—	—	470,779
Concessions payable UBP	4,222	5,338	10,670	47,074	67,304
Measured at fair value through profit or loss	2,466	39,594	—	—	42,060
Derivative financial instruments	2,466	39,594	—	—	42,060

Risk of exchange rate appreciation:
Financial assets and liabilities recorded at fair value
Impact of each scenario on company results, Sensitivity analysis

		Balance on 12/31/2018		Effect on income- revenue (expense)
				Scenario I -
				Probable	Scenario II	Scenario III
		Foreign currency	Reais	2018 (1)	(25%) (1)	(50%) (1)
	Loans obtained	3,191,164	12,363,206	428,254	(2,555,484)	(5,539,222)
USD	Loans granted	2,051,639	7,949,689	(276,561)	1,641,721	3,560,003
	Financial asset - ITAIPU	465,499	1,803,717	(62,749)	372,493	807,735
	Impact on income - USD			88,944	(541,270)	(1,171,484)

EURO	Loans obtained	55,145	244,707	2,068	(58,592)	(119,252)
	Impact on income - EURO			2,068	(58,592)	(119,252)

IMPACT ON INCOME IN CASE OF EXCHANGE RATE APPRAISAL				91,012	(599,862)	(1,290,736)
(1)	Assumptions adopted:

	Probable	25%	50%
USD	3.740	4.675	5.610
EURO	4.400	5.500	6.600
IENE	0.034	0.043	0.051

Assumptions adopted
(1)

	Probable	25%	50%
USD	3.740	4.675	5.610
EURO	4.400	5.500	6.600
IENE	0.034	0.043	0.051

Risk of exchange rate depreciation:
Financial assets and liabilities recorded at fair value
Impact of each scenario on company results, Sensitivity analysis

		Balance on 12/31/2018		Effect on income- revenue (expense)
		Foreign		Scenario I -	Scenario II -	Scenario III -
		currency	Reais	Probable 2018 (1)	(25%) (1)	(50%) (1)
	Loans obtained	3,191,164	12,363,206	428,254	3,411,992	6,395,730
USD	Loans granted	2,051,639	7,949,689	(276,561)	(2,194,843)	(4,113,125)
	Financial asset - ITAIPU	465,499	1,803,717	(62,749)	(497,991)	(933,233)
	Impact on income - USD			88,944	719,158	1,349,372
EURO	Loans obtained	55,145	244,707	2,068	62,728	123,387
	Impact on income - EURO			2,068	62,728	123,387

IMPACT ON INCOME IN CASE OF EXCHANGE RATE APPRAISAL				91,012	781,886	1,472,760
(1)	Assumptions adopted:

	Probable	-25%	-50%
USD	3.740	2.805	1.870
EURO	4.400	3.300	2.200
IENE	0.034	0.026	0.017

Assumptions adopted
(1)

	Probable	-25%	-50%
USD	3.740	2.805	1.870
EURO	4.400	3.300	2.200
IENE	0.034	0.026	0.017

Interest rate risk
Financial assets and liabilities recorded at fair value
Impact of each scenario on company results, Sensitivity analysis

Balance on	Scenario I (-25%)	Scenario II (-50%)	Scenario I (+25%)	Scenario II (+50%)
12/31/2018	Indexes and prices	Indexes and prices	Indexes and prices	Indexes and prices
25,493	(6,373)	(12,747)	6,373	12,747

Interest rate appreciation risk
Financial assets and liabilities recorded at fair value
Impact of each scenario on company results, Sensitivity analysis

			Effect on income - revenue (expense)
		Balance on	Scenario I -	Scenario II	Scenario III
		12/31/2018	Probable 2018 (1)	(+25%) (1)	(+50%) (1)
CDI	Loans obtained	10,649,257	(713,500)	(891,875)	(1,070,250)
	Impact on income - CDI		(713,500)	(891,875)	(1,070,250)

TJLP	Loans obtained	6,515,226	(432,611)	(540,764)	(648,917)
	Debentures issued	201,754	13,396	16,746	20,095
	Impact on income - TJLP		(419,215)	(524,018)	(628,822)

IGPM	Commercial leasing	976,115	(39,923)	(49,904)	(59,885)
	Loans granted	749,481	30,654	38,317	45,981
	Impact on income - IGPM		(9,269)	(11,587)	(13,904)

SELIC	Loans obtained	4,539,904	(304,174)	(380,217)	(456,260)
	Impact on income - SELIC		(304,174)	(380,217)	(456,260)

IPCA	Loans obtained	189,649	(7,377)	(9,222)	(11,066)
	Debentures issued	266,474	10,366	12,957	15,549
	Impact on income - IPCA		2,988	3,736	4,483

IMPACT ON INCOME - INDEX APPRECIATION			(1,443,169)	(1,803,962)	(2,164,754)
(1)	Assumptions adopted:

	Probable	25%	50%
CDI	6.70%	8.38%	10.05%
IPCA	3.89%	4.86%	5.84%
TJLP	6.64%	8.30%	9.96%
IGPM	4.09%	5.11%	6.14%
SELIC	6.70%	8.38%	10.05%

Assumptions adopted
(1)

	Probable	25%	50%
CDI	6.70%	8.38%	10.05%
IPCA	3.89%	4.86%	5.84%
TJLP	6.64%	8.30%	9.96%
IGPM	4.09%	5.11%	6.14%
SELIC	6.70%	8.38%	10.05%

Interest rate depreciation risk
Financial assets and liabilities recorded at fair value
Impact of each scenario on company results, Sensitivity analysis

			Effect on income - revenue (expense)
		Balance on	Scenario I -	Scenario II	Scenario III
		12/31/2018	Probable 2018 [1]	(-25%) [1]	(-50%) [1]
CDI	Loans obtained	10,649,257	(713,500)	(535,125)	(356,750)
	Impact on income - CDI		(713,500)	(535,125)	(356,750)

TJLP	Loans obtained	6,515,226	(432,611)	(324,458)	(216,306)
	Debentures issued	201,754	13,396	10,047	6,698
	Impact on income - TJLP		(419,215)	(314,411)	(209,607)

IGPM	Commercial leasing	976,115	(39,923)	(29,942)	(19,962)
	Loans granted	749,481	30,654	22,990	15,327
	Impact on income - IGPM		(9,269)	(6,952)	(4,635)

SELIC	Loans obtained	4,539,904	(304,174)	(228,130)	(152,087)
	Impact on income - SELIC		(304,174)	(228,130)	(152,087)

IPCA	Loans obtained	189,649	(7,377)	(5,533)	(3,689)
	Debentures issued	266,474	17,694	13,270	8,847
	Impact on income - IPCA		10,317	7,737	5,158

IMPACT ON INCOME - INDEX APPRECIATION			(1,435,841)	(1,076,881)	(717,921)
(1)	Assumptions adopted:

	Probable	-25%	-50%
CDI	6.70%	5.03%	3.35%
IPCA	3.89%	2.92%	1.95%
TJLP	6.64%	4.98%	3.32%
IGPM	4.09%	3.07%	2.05%
SELIC	6.70%	5.03%	3.35%

Assumptions adopted
(1)

	Probable	-25%	-50%
CDI	6.70%	5.03%	3.35%
IPCA	3.89%	2.92%	1.95%
TJLP	6.64%	4.98%	3.32%
IGPM	4.09%	3.07%	2.05%
SELIC	6.70%	5.03%	3.35%

Price risk
Financial assets and liabilities recorded at fair value
Impact of each scenario on company results, Sensitivity analysis

Balance on	Scenario I (+25%)	Scenario II (+50%)	Scenario III (-25%)	Scenario IV (-50%)
12/31/2018	Indexes and prices	Indexes and prices	Indexes and prices	Indexes and prices
371,022	463,778	695,666	278,267	185,511

LIBOR
Financial assets and liabilities recorded at fair value
Impact of each scenario on company results, Sensitivity analysis

		Balance of debt / National value
		on 12/31/2018		Effect on income ‑ revenue (expense)
				Scenario I -	Scenario II	Scenario III
		In USD	In reais	Probable 2018 (1)	(+25%) (1)	(+50%) (1)
LIBOR	Loans obtained	278,374	1,078,643	(2,977,598)	(3,721,997)	(4,466,396)
	Derivative	928	3,596	9,926	12,408	14,889
	Total			(2,967,671)	(3,709,589)	(4,451,507)

Assumptions adopted
(1)

	12/31/2018	Probable	25%	50%
USD	3.8748	3.7400	4.6750	5.6100
LIBOR	2.8952	2.8600	3.5750	4.2900